UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2005

Item 1. Reports to Stockholders

Fidelity®

New York Municipal Income
Fund

(formerly known as Spartan® New York Municipal Income Fund)

Semiannual Report

July 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Class A
Actual	$ 1,000.00	$ 1,009.80	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Class T
Actual	$ 1,000.00	$ 1,009.40	$ 3.79
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Class B
Actual	$ 1,000.00	$ 1,005.20	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Class C
Actual	$ 1,000.00	$ 1,005.50	$ 7.61
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
New York Municipal Income
Actual	$ 1,000.00	$ 1,010.80	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,009.90	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.68%
Class T	.76%
Class B	1.45%
Class C	1.53%
New York Municipal Income	.49%
Institutional Class	.50%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.9	30.5
Special Tax	13.9	14.2
Transportation	14.0	15.2
Water & Sewer	12.4	11.1
Escrowed/Pre-Refunded	7.4	6.9
Average Years to Maturity as of July 31, 2005
		6 months ago
Years	14.7	15.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2005
6 months ago
Years	6.7	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2005	As of January 31, 2005
AAA 60.4%	AAA 62.3%
AA,A 34.8%	AA,A 35.0%
BBB 0.9%	BBB 1.0%
BB and Below 0.5%	BB and Below 0.0%
Not Rated 0.6%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 91.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	$ 600	$ 647
5% 7/1/11 (AMBAC Insured)	500	543
5.5% 7/1/21 (AMBAC Insured)	2,300	2,524
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,211
5.25% 11/1/17	1,400	1,541
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (d)	435	572
7.8% 5/1/15 (Escrowed to Maturity) (d)	435	581
7.8% 5/1/16 (Escrowed to Maturity) (d)	435	592
7.8% 5/1/17 (MBIA Insured)	435	599
7.8% 5/1/18 (Escrowed to Maturity) (d)	434	606
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,534
5.75% 8/1/30	9,445	10,260
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,508
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,836
5% 9/1/16 (FGIC Insured)	1,680	1,807
5% 9/1/17 (FGIC Insured)	1,000	1,076
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	10,070
5.75% 5/1/17 (FSA Insured)	5,950	6,849
5.75% 5/1/19 (FSA Insured)	1,500	1,684
5.75% 5/1/20 (FSA Insured)	1,400	1,569
5.75% 5/1/21 (FSA Insured)	1,755	1,965
5.75% 5/1/22 (FSA Insured)	4,900	5,479
5.75% 5/1/23 (FSA Insured)	1,000	1,118
5.75% 5/1/23 (FSA Insured)	6,620	7,557
5.75% 5/1/26 (FSA Insured)	5,500	6,247
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,812
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,084
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,237
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	27,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	$ 1,100	$ 1,206
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	13,575	15,003
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	54,015	56,487
5.5% 11/15/15 (AMBAC Insured)	1,340	1,500
5.5% 11/15/16 (AMBAC Insured)	1,000	1,117
5.5% 11/15/17 (AMBAC Insured)	1,000	1,120
5.5% 11/15/18 (AMBAC Insured)	1,700	1,899
5.75% 11/15/32	10,000	11,250
Series A:
5.125% 11/15/31	12,150	12,801
5.5% 11/15/18 (AMBAC Insured)	2,000	2,316
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,391
5.25% 11/15/32	5,000	5,357
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,448
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,233
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,005	1,081
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,386
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	3,500	2,949
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,009
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,897
5.5% 7/1/20 (MBIA Insured)	3,000	3,336
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,336
5.5% 7/1/23 (MBIA Insured)	5,000	5,538
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,346
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,270	1,370
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (d)	765	841
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,820
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	$ 1,000	$ 1,070
Monroe County Gen. Oblig.:
6.5% 6/1/06	120	123
6.5% 6/1/07 (AMBAC Insured)	50	53
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,593
5% 8/1/13	1,650	1,742
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,080
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,259
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,216
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	165	180
Series 2001 B, 5.875% 11/1/11	1,140	1,241
Series 2001 C, 5.625% 11/1/10	725	776
Series 2001 D, 5.625% 11/1/10	1,225	1,311
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,023
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,548
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,000	3,348
Series 1996 F:
5.75% 2/1/15 (Pre-Refunded to 2/1/06 @ 101.5) (d)	495	510
6% 8/1/16 (Pre-Refunded to 8/1/06 @ 101.5) (d)	1,445	1,512
Series 1997 H, 6% 8/1/12 (FGIC Insured)	5,000	5,733
Series 1997 L, 5.75% 8/1/12	1,910	2,021
Series 1998 H, 5.5% 8/1/12	8,230	8,783
Series 2000 A, 6.5% 5/15/11	2,540	2,891
Series 2002 A, 5.75% 8/1/14	5,000	5,584
Series 2002 B, 5.75% 8/1/15	3,500	3,902
Series 2002 C, 5.5% 8/1/13	4,000	4,426
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	7,000	7,809
Series 2003 C, 5.25% 8/1/10	5,000	5,403
Series 2003 E:
5.25% 8/1/10	2,000	2,161
5.25% 8/1/11	6,245	6,786
5.25% 8/1/14	3,390	3,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 F, 5.5% 12/15/10	$ 1,000	$ 1,093
Series 2003 I, 5.75% 3/1/16	3,000	3,355
Series 2004 B, 5.25% 8/1/15	7,200	7,869
Series 2005 C, 5% 8/1/11 (a)	5,000	5,366
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	3,000	3,365
Series 2005 J:
5% 3/1/11	5,825	6,225
5% 3/1/13	2,500	2,687
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,483
6.25% 8/1/08	1,000	1,046
Series B:
5.75% 8/1/14	3,000	3,350
5.875% 8/15/13	1,970	2,055
6.2% 8/15/06	1,740	1,764
6.2% 8/15/06 (Pre-Refunded to 8/15/05 @ 101) (d)	115	116
6.5% 8/15/11	1,000	1,151
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	2,620	2,928
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (d)	910	1,037
Series D:
5.25% 8/1/13	1,740	1,818
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (d)	760	802
5.25% 8/1/21 (MBIA Insured)	5,000	5,246
5.375% 8/1/17	2,145	2,249
5.375% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	355	376
5.5% 6/1/12 (FGIC Insured)	1,850	2,060
Series E:
6% 8/1/11	140	146
6% 8/1/26	195	203
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	1,035	1,084
6.5% 2/15/06	315	321
Series F, 6% 8/1/16	355	370
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,780
Series H:
5.75% 3/15/11 (FGIC Insured)	3,000	3,341
5.75% 3/15/13 (FSA Insured)	1,805	2,025
6% 8/1/17	980	1,041
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	20	21
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series I, 6.125% 4/15/11	$ 2,620	$ 2,770
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,581
5.875% 2/15/19	40	41
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (d)	55	57
6.125% 8/1/12	340	362
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,875
5.5% 2/15/17 (FSA Insured)	3,000	3,309
5.5% 2/15/18 (FSA Insured)	2,500	2,757
5.5% 2/15/19 (FSA Insured)	1,250	1,380
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,191
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,420
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,210	2,327
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (c)	500	507
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,948
Series 2000, 5.5% 6/15/33	14,215	15,417
Series 2001 C, 5.125% 6/15/33	3,960	4,162
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,432
Series A:
5% 6/15/32	5,000	5,180
5.125% 6/15/34 (MBIA Insured)	4,200	4,437
5.25% 6/15/33 (FGIC Insured)	1,280	1,351
5.375% 6/15/15	4,000	4,416
5.375% 6/15/15 (FGIC Insured)	7,000	7,718
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	15,000	17,290
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	146
Series G:
5.125% 6/15/32	3,000	3,135
5.125% 6/15/32 (FGIC Insured)	4,750	4,974
5.5% 6/15/33 (MBIA Insured)	2,075	2,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	$ 3,200	$ 3,376
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,295
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,968
Series A, 5.25% 5/15/10	3,440	3,715
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	407
6% 7/1/10 (AMBAC Insured)	250	280
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,873
Series A, 5.75% 7/1/13	6,000	6,680
Series C, 7.5% 7/1/10	6,030	6,700
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,269
6% 7/1/21 (MBIA Insured)	2,500	3,078
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,104
5.25% 7/1/15	2,000	2,207
Series B, 5.375% 7/1/18	1,000	1,110
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,320
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,110
5.25% 7/1/11 (MBIA Insured)	3,000	3,203
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,826
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,677
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	951
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 3,000	$ 3,294
5.85% 8/1/40	9,500	10,439
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	705	714
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	3,660	3,781
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	828
5.5% 7/1/19 (AMBAC Insured)	1,705	1,867
5.5% 7/1/20 (AMBAC Insured)	860	941
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,674
5.75% 7/1/27 (MBIA Insured)	11,000	13,406
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,715
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,353
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,836
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,669
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,908
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	572
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,569
Series B, 7.5% 5/15/11	1,915	2,164
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,820
5.2% 2/15/13 (MBIA Insured)	6,585	6,981
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	5,000	5,875
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,212
6% 7/1/15	1,160	1,280
6% 7/1/16	1,230	1,353
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,088
5.375% 7/1/13 (AMBAC Insured)	800	874
5.375% 7/1/14 (AMBAC Insured)	1,130	1,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	$ 670	$ 731
5.375% 7/1/17 (AMBAC Insured)	370	403
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,321
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,190
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,169
6% 10/1/29 (MBIA Insured)	5,600	6,388
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to 3/15/13 @ 100) (d)	2,000	2,246
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	15,144
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,287
6%, tender 5/15/12 (b)	11,000	12,392
5.5% 5/15/09	2,500	2,667
5.5% 7/1/16 (AMBAC Insured)	725	756
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	548
Series C:
5.25% 7/15/16	2,340	2,577
5.25% 7/15/17	2,410	2,656
Series D:
5% 6/15/20	20,150	21,586
5.125% 6/15/31	6,900	7,298
5.375% 6/15/19	5,250	5,772
Series G, 5.25% 10/15/20	1,255	1,349
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,864
5.25% 11/15/16	3,770	4,153
Series I:
5.25% 9/15/15	2,085	2,296
5.25% 9/15/17	2,395	2,616
Series 2004 D, 5% 2/15/34	12,150	12,790
Series B:
5.5% 10/15/20	3,805	4,469
5.5% 10/15/21	3,985	4,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5% 6/15/19	$ 815	$ 856
5.25% 6/15/16	3,500	3,793
Series F:
4.875% 6/15/18	1,735	1,803
4.875% 6/15/20	2,175	2,253
5% 6/15/15	1,295	1,363
5.25% 6/15/13	1,575	1,674
Series I, 5% 6/15/24	2,000	2,124
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,178
5.375% 1/1/16 (FGIC Insured)	2,170	2,404
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,920
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/12 (MBIA Insured)	7,750	8,903
Series 2002, 5.75% 6/15/11	455	513
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,247
Series 2002 D, 6.3% 11/15/05	105	106
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,212
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,862
5.25% 9/15/16 (MBIA Insured)	1,780	1,958
5.25% 3/15/17 (MBIA Insured)	2,240	2,444
5.25% 3/15/18	2,290	2,481
5.25% 3/15/19	2,480	2,687
5.25% 9/15/20	2,685	2,900
5.25% 3/15/21	2,230	2,408
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.) Series 53, 5.9% 10/1/17	1,325	1,359
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,359
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	260
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Gen. Rev. Series E:
5.25% 1/1/12	$ 4,695	$ 4,970
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (d)	715	761
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,357
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,446
5.375% 4/1/17 (AMBAC Insured)	5,000	5,456
5.375% 4/1/18 (AMBAC Insured)	5,310	5,811
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,331
5.75% 4/1/15 (FGIC Insured)	4,000	4,438
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18 (Pre-Refunded to 3/15/12 @ 100) (d)	5,000	5,608
5.5% 3/15/19 (Pre-Refunded to 3/15/12 @ 100) (d)	5,460	6,124
5.5% 3/15/20 (Pre-Refunded to 3/15/12 @ 100) (d)	3,500	3,925
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,918
5.5% 4/1/15	6,200	6,834
5.5% 4/1/16	3,665	4,035
6% 4/1/11	1,605	1,712
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,180
New York State Urban Dev. Corp. Rev.:
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	15
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32 (Pre-Refunded to 3/15/12 @ 100) (d)	2,500	2,804
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	2,500	2,888
5.5% 3/15/22 (MBIA Insured)	15,000	17,492
5.5% 3/15/23 (MBIA Insured)	3,000	3,531
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,773
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,987
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13 @ 100) (d)	3,000	3,404
5% 1/1/14 (FSA Insured)	5,000	5,481
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5.25% 4/1/22 (MBIA Insured)	3,000	3,249
5.25% 4/1/23 (MBIA Insured)	3,050	3,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev.:
Series 2000 C:
5.5% 11/1/20	$ 300	$ 327
5.5% 11/1/24	770	838
5.5% 11/1/24 (Pre-Refunded to 5/1/10 @ 101) (d)	230	255
Series 2003 D:
5% 2/1/31	20,025	20,928
5.25% 2/1/17 (MBIA Insured)	9,385	10,259
5.25% 2/1/19 (MBIA Insured)	8,075	8,772
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,960
5.25% 2/1/17 (FGIC Insured)	5,975	6,531
Series 2004 C:
5.25% 2/1/14	6,000	6,663
5.5% 2/1/08 (Escrowed to Maturity) (d)	310	329
Series 2005 A:
5.125% 8/15/21	4,270	4,474
5.125% 8/15/21 (Pre-Refunded to 8/15/07 @ 101) (d)	1,075	1,134
Series A:
5.375% 11/15/21	2,900	3,196
5.5% 11/15/17 (FGIC Insured)	6,725	7,532
5.5% 11/15/20 (FGIC Insured)	9,000	10,025
5.75% 2/15/16	3,000	3,313
Series B:
5.125% 11/1/14	360	385
5.25% 8/1/19	3,000	3,282
5.375% 2/1/15	3,000	3,317
Series C, 5.375% 2/1/17	1,000	1,095
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,432
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,101
7.5% 3/1/10 (MBIA Insured)	1,155	1,353
7.5% 3/1/11 (MBIA Insured)	1,245	1,495
7.5% 3/1/16 (MBIA Insured)	1,060	1,402
7.5% 3/1/17 (MBIA Insured)	1,200	1,617
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,000	4,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	$ 1,095	$ 1,153
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,218
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,580
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,213
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,515
5.25% 6/1/22 (AMBAC Insured)	5,300	5,715
5.5% 6/1/16	14,500	15,697
Series B1:
5% 6/1/10	1,685	1,799
5% 6/1/11	1,375	1,475
Series C1:
5% 6/1/11	3,280	3,336
5.5% 6/1/20	3,000	3,317
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,525
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	7,505	8,188
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,189
Series 2005 A, 5.125% 1/1/22	5,290	5,633
Series A:
5% 1/1/32	5,055	5,251
5% 1/1/32 (MBIA Insured)	9,525	9,927
6% 1/1/11 (Escrowed to Maturity) (d)	500	567
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,287
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,287
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,832
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,071
Series Y, 6% 1/1/12 (Escrowed to Maturity) (d)	20,000	22,405
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	$ 1,415	$ 1,528
5% 12/15/12 (AMBAC Insured)	1,245	1,344
		1,361,385
New York & New Jersey - 4.8%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	15,919
5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,482
124th Series:
5% 8/1/08 (c)	4,875	5,091
5% 8/1/13 (FGIC Insured) (c)	3,000	3,129
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,338
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,764
134th Series, 5% 1/15/39	10,000	10,547
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,743
		71,013
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,379
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,175	2,398
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,676
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,150
		8,603
TOTAL MUNICIPAL BONDS (Cost $1,391,124)		1,441,001
Municipal Notes - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 0.2%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06 (Cost $2,200)	2,200	$ 2,201
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $1,393,324)		1,443,202
NET OTHER ASSETS - 2.6%		39,098
NET ASSETS - 100%		$ 1,482,300
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.9%
Special Tax	13.9%
Transportation	14.0%
Water & Sewer	12.4%
Escrowed/Pre-Refunded	7.4%
Education	6.0%
Health Care	5.0%
Others* (individually less than 5%)	8.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,393,324) - See accompanying schedule		$ 1,443,202
Cash		25,477
Receivable for investments sold		11,051
Receivable for fund shares sold		1,880
Interest receivable		18,196
Prepaid expenses		2
Other receivables		67
Total assets		1,499,875

Liabilities
Payable for investments purchased Regular delivery	$ 9,959
Delayed delivery	5,379
Payable for fund shares redeemed	393
Distributions payable	1,216
Accrued management fee	461
Distribution fees payable	24
Other affiliated payables	119
Other payables and accrued expenses	24
Total liabilities		17,575

Net Assets		$ 1,482,300
Net Assets consist of:
Paid in capital		$ 1,423,223
Distributions in excess of net investment income		(38)
Accumulated undistributed net realized gain (loss) on investments		9,237
Net unrealized appreciation (depreciation) on investments		49,878
Net Assets		$ 1,482,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,449 ÷ 495.88 shares)	$ 13.01

Maximum offering price per share (100/95.25 of $13.01)	$ 13.66
Class T: Net Asset Value and redemption price per share ($2,231 ÷ 171.43 shares)	$ 13.01

Maximum offering price per share (100/96.50 of $13.01)	$ 13.48
Class B: Net Asset Value and offering price per share ($9,793 ÷ 753.04 shares)A	$ 13.00

Class C: Net Asset Value and offering price per share ($18,892 ÷ 1,452 shares)A	$ 13.01

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,444,123 ÷ 110,997 shares)	$ 13.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($811.8 ÷ 62.429 shares)	$ 13.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2005 (Unaudited)

Investment Income
Interest		$ 31,819

Expenses
Management fee	$ 2,725
Transfer agent fees	528
Distribution fees	137
Accounting fees and expenses	148
Independent trustees' compensation	3
Custodian fees and expenses	11
Registration fees	68
Audit	28
Legal	2
Miscellaneous	8
Total expenses before reductions	3,658
Expense reductions	(196)	3,462
Net investment income		28,357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,520
Futures contracts	27
Swap agreements	(39)
Total net realized gain (loss)		9,508
Change in net unrealized appreciation (depreciation) on investment securities		(22,448)
Net gain (loss)		(12,940)
Net increase (decrease) in net assets resulting from operations		$ 15,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 28,357	$ 56,646
Net realized gain (loss)	9,508	21,457
Change in net unrealized appreciation (depreciation)	(22,448)	(14,357)
Net increase (decrease) in net assets resulting from operations	15,417	63,746
Distributions to shareholders from net investment income	(28,300)	(56,899)
Distributions to shareholders from net realized gain	(3,873)	(19,161)
Total distributions	(32,173)	(76,060)
Share transactions - net increase (decrease)	59,883	(7,102)
Redemption fees	6	20
Total increase (decrease) in net assets	43,133	(19,396)

Net Assets
Beginning of period	1,439,167	1,458,563
End of period (including distributions in excess of net investment income of $38 and undistributed net investment income of $33, respectively)	$ 1,482,300	$ 1,439,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.243	.504	.524	.277
Net realized and unrealized gain (loss)	(.116)	.101	.285	.194
Total from investment operations	.127	.605	.809	.471
Distributions from net investment income	(.242)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.277)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.98%	4.72%	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.68% A	.68%	.67%	.66% A
Expenses net of voluntary waivers, if any	.68% A	.68%	.67%	.66% A
Expenses net of all reductions	.65% A	.67%	.66%	.66% A
Net investment income	3.75% A	3.85%	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.237	.494	.509	.266
Net realized and unrealized gain (loss)	(.115)	.090	.296	.197
Total from investment operations	.122	.584	.805	.463
Distributions from net investment income	(.237)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.272)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	.94%	4.55%	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.76% A	.76%	.78%	.79% A
Expenses net of voluntary waivers, if any	.76% A	.76%	.78%	.79% A
Expenses net of all reductions	.73% A	.75%	.77%	.79% A
Net investment income	3.67% A	3.77%	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 2	$ 1
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.193	.405	.423	.226
Net realized and unrealized gain (loss)	(.125)	.100	.286	.193
Total from investment operations	.068	.505	.709	.419
Distributions from net investment income	(.193)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.228)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.00	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.52%	3.93%	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.45% A	1.44%	1.42%	1.41% A
Expenses net of voluntary waivers, if any	1.45% A	1.44%	1.42%	1.41% A
Expenses net of all reductions	1.42% A	1.43%	1.41%	1.40% A
Net investment income	2.98% A	3.09%	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.187	.394	.410	.219
Net realized and unrealized gain (loss)	(.115)	.100	.286	.191
Total from investment operations	.072	.494	.696	.410
Distributions from net investment income	(.187)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.222)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.55%	3.84%	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A	1.52%	1.51%	1.51% A
Expenses net of voluntary waivers, if any	1.53% A	1.52%	1.51%	1.51% A
Expenses net of all reductions	1.51% A	1.51%	1.51%	1.51% A
Net investment income	2.90% A	3.01%	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 16	$ 13	$ 6
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74
Income from Investment Operations
Net investment income D	.255	.530	.549	.574	.584 F	.614
Net realized and unrealized gain (loss)	(.115)	.091	.295	.506	.117 F	1.030
Total from investment operations	.140	.621	.844	1.080	.701	1.644
Distributions from net investment income	(.255)	(.533)	(.548)	(.570)	(.581)	(.604)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)	-	-
Total distributions	(.290)	(.711)	(.834)	(.740)	(.581)	(.604)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.25	$ 13.24	$ 12.90	$ 12.78
Total Return B, C	1.08%	4.84%	6.52%	8.55%	5.60%	14.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.48%	.49%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.49% A	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.46% A	.47%	.48%	.47%	.44%	.42%
Net investment income	3.94% A	4.05%	4.11%	4.36%	4.54% F	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 1,444	$ 1,406	$ 1,428	$ 1,483	$ 1,332	$ 1,198
Portfolio turnover rate	28% A	22%	24%	22%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income D	.253	.523	.550	.286
Net realized and unrealized gain (loss)	(.124)	.092	.296	.195
Total from investment operations	.129	.615	.846	.481
Distributions from net investment income	(.254)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.289)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-	-	-
Net asset value, end of period	$ 13.00	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	.99%	4.80%	6.53%	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.50% A	.53%	.47%	.53% A
Expenses net of voluntary waivers, if any	.50% A	.53%	.47%	.53% A
Expenses net of all reductions	.48% A	.52%	.47%	.53% A
Net investment income	3.93% A	4.00%	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 812	$ 284	$ 161	$ 104
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan New York Municipal Income Fund to Fidelity New York Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,943
Unrealized depreciation	(1,848)
Net unrealized appreciation (depreciation)	$ 50,095
Cost for federal income tax purposes	$ 1,393,107

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $238,850 and $196,674, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5	$ -
Class T	0%	.25%	3	-
Class B	.65%	.25%	44	32
Class C	.75%	.25%	85	29
			$ 137	$ 61

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	14
Class C*	-
$ 19

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 3	.11*
Class T	1	.09*
Class B	6	.13*
Class C	9	.11*
New York Municipal Income	508	.07*
Institutional Class	1	.09*
	$ 528

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $11 and $122, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	1
New York Municipal Income	62
$ 63

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2005	Year ended January 31, 2005
From net investment income
Class A	$ 115	$ 216
Class T	38	63
Class B	145	306
Class C	244	433
New York Municipal Income	27,749	55,872
Institutional Class	9	9
Total	$ 28,300	$ 56,899
From net realized gain
Class A	$ 16	$ 80
Class T	5	24
Class B	27	133
Class C	43	199
New York Municipal Income	3,781	18,722
Institutional Class	1	3
Total	$ 3,873	$ 19,161

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2005	Year ended January 31, 2005	Six months ended July 31, 2005	Year ended January 31, 2005
Class A
Shares sold	75	161	$ 980	$ 2,105
Reinvestment of distributions	8	18	105	233
Shares redeemed	(48)	(119)	(627)	(1,551)
Net increase (decrease)	35	60	$ 458	$ 787
Class T
Shares sold	43	50	$ 567	$ 655
Reinvestment of distributions	3	5	33	69
Shares redeemed	(17)	(38)	(223)	(497)
Net increase (decrease)	29	17	$ 377	$ 227
Class B
Shares sold	46	98	$ 608	$ 1,286
Reinvestment of distributions	10	25	125	327
Shares redeemed	(53)	(144)	(691)	(1,875)
Net increase (decrease)	3	(21)	$ 42	$ (262)
Class C
Shares sold	346	377	$ 4,516	$ 4,941
Reinvestment of distributions	15	36	199	475
Shares redeemed	(89)	(210)	(1,164)	(2,742)
Net increase (decrease)	272	203	$ 3,551	$ 2,674
New York Municipal Income
Shares sold	10,296	14,900	$ 134,390	$ 195,817
Reinvestment of distributions	1,827	4,350	23,813	56,974
Shares redeemed	(7,924)	(20,265)	(103,283)	(263,442)
Net increase (decrease)	4,199	(1,015)	$ 54,920	$ (10,651)
Institutional Class
Shares sold	40	13	$ 546	$ 176
Reinvestment of distributions	1	1	7	7
Shares redeemed	(1)	(4)	(18)	(60)
Net increase (decrease)	40	10	$ 535	$ 123

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan NY Muni Income Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
4.5
4.4
4.1
3.3
3.0
1 Year
25
20
15
10
5
0
22.2
20.6
19.5
16.3
3 Year
50
45
40
35
30
25
20
15
10
5
0
44.0
41.6
39.1
34.3
5 Year
75th Percentile
Retail Class Return
Benchmark Return
Class C Return
25th Percentile

% Beaten

Retail Class:	89%	97%	97%
Class C:	41%		

Lipper Objective: New York Municipal Debt

SEC Benchmark: LB Municipal Bond

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the retail class of the fund has compared favorably to its benchmark over time, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Spartan NY Municipal Income - Class A, B, C, I, T & Retail

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan NY Muni Income
55
50
38
55
50
38
54
50
38
54
50
38
54
50
38
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	9%	9%	8%	9%	8%
Funds/Classes	578	558	525	526	518
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each class's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each class's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NFY-USAN-0905
1.789735.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Class A
Actual	$ 1,000.00	$ 1,009.80	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Class T
Actual	$ 1,000.00	$ 1,009.40	$ 3.79
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Class B
Actual	$ 1,000.00	$ 1,005.20	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Class C
Actual	$ 1,000.00	$ 1,005.50	$ 7.61
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
New York Municipal Income
Actual	$ 1,000.00	$ 1,010.80	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,009.90	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.68%
Class T	.76%
Class B	1.45%
Class C	1.53%
New York Municipal Income	.49%
Institutional Class	.50%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.9	30.5
Special Tax	13.9	14.2
Transportation	14.0	15.2
Water & Sewer	12.4	11.1
Escrowed/Pre-Refunded	7.4	6.9
Average Years to Maturity as of July 31, 2005
		6 months ago
Years	14.7	15.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2005
6 months ago
Years	6.7	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2005	As of January 31, 2005
AAA 60.4%	AAA 62.3%
AA,A 34.8%	AA,A 35.0%
BBB 0.9%	BBB 1.0%
BB and Below 0.5%	BB and Below 0.0%
Not Rated 0.6%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 91.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	$ 600	$ 647
5% 7/1/11 (AMBAC Insured)	500	543
5.5% 7/1/21 (AMBAC Insured)	2,300	2,524
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,211
5.25% 11/1/17	1,400	1,541
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (d)	435	572
7.8% 5/1/15 (Escrowed to Maturity) (d)	435	581
7.8% 5/1/16 (Escrowed to Maturity) (d)	435	592
7.8% 5/1/17 (MBIA Insured)	435	599
7.8% 5/1/18 (Escrowed to Maturity) (d)	434	606
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,534
5.75% 8/1/30	9,445	10,260
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,508
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,836
5% 9/1/16 (FGIC Insured)	1,680	1,807
5% 9/1/17 (FGIC Insured)	1,000	1,076
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	10,070
5.75% 5/1/17 (FSA Insured)	5,950	6,849
5.75% 5/1/19 (FSA Insured)	1,500	1,684
5.75% 5/1/20 (FSA Insured)	1,400	1,569
5.75% 5/1/21 (FSA Insured)	1,755	1,965
5.75% 5/1/22 (FSA Insured)	4,900	5,479
5.75% 5/1/23 (FSA Insured)	1,000	1,118
5.75% 5/1/23 (FSA Insured)	6,620	7,557
5.75% 5/1/26 (FSA Insured)	5,500	6,247
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,812
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,084
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,237
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	27,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	$ 1,100	$ 1,206
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	13,575	15,003
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	54,015	56,487
5.5% 11/15/15 (AMBAC Insured)	1,340	1,500
5.5% 11/15/16 (AMBAC Insured)	1,000	1,117
5.5% 11/15/17 (AMBAC Insured)	1,000	1,120
5.5% 11/15/18 (AMBAC Insured)	1,700	1,899
5.75% 11/15/32	10,000	11,250
Series A:
5.125% 11/15/31	12,150	12,801
5.5% 11/15/18 (AMBAC Insured)	2,000	2,316
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,391
5.25% 11/15/32	5,000	5,357
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,448
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,233
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,005	1,081
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,386
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	3,500	2,949
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,009
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,897
5.5% 7/1/20 (MBIA Insured)	3,000	3,336
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,336
5.5% 7/1/23 (MBIA Insured)	5,000	5,538
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,346
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,270	1,370
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (d)	765	841
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,820
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	$ 1,000	$ 1,070
Monroe County Gen. Oblig.:
6.5% 6/1/06	120	123
6.5% 6/1/07 (AMBAC Insured)	50	53
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,593
5% 8/1/13	1,650	1,742
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,080
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,259
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,216
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	165	180
Series 2001 B, 5.875% 11/1/11	1,140	1,241
Series 2001 C, 5.625% 11/1/10	725	776
Series 2001 D, 5.625% 11/1/10	1,225	1,311
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,023
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,548
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,000	3,348
Series 1996 F:
5.75% 2/1/15 (Pre-Refunded to 2/1/06 @ 101.5) (d)	495	510
6% 8/1/16 (Pre-Refunded to 8/1/06 @ 101.5) (d)	1,445	1,512
Series 1997 H, 6% 8/1/12 (FGIC Insured)	5,000	5,733
Series 1997 L, 5.75% 8/1/12	1,910	2,021
Series 1998 H, 5.5% 8/1/12	8,230	8,783
Series 2000 A, 6.5% 5/15/11	2,540	2,891
Series 2002 A, 5.75% 8/1/14	5,000	5,584
Series 2002 B, 5.75% 8/1/15	3,500	3,902
Series 2002 C, 5.5% 8/1/13	4,000	4,426
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	7,000	7,809
Series 2003 C, 5.25% 8/1/10	5,000	5,403
Series 2003 E:
5.25% 8/1/10	2,000	2,161
5.25% 8/1/11	6,245	6,786
5.25% 8/1/14	3,390	3,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 F, 5.5% 12/15/10	$ 1,000	$ 1,093
Series 2003 I, 5.75% 3/1/16	3,000	3,355
Series 2004 B, 5.25% 8/1/15	7,200	7,869
Series 2005 C, 5% 8/1/11 (a)	5,000	5,366
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	3,000	3,365
Series 2005 J:
5% 3/1/11	5,825	6,225
5% 3/1/13	2,500	2,687
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,483
6.25% 8/1/08	1,000	1,046
Series B:
5.75% 8/1/14	3,000	3,350
5.875% 8/15/13	1,970	2,055
6.2% 8/15/06	1,740	1,764
6.2% 8/15/06 (Pre-Refunded to 8/15/05 @ 101) (d)	115	116
6.5% 8/15/11	1,000	1,151
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	2,620	2,928
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (d)	910	1,037
Series D:
5.25% 8/1/13	1,740	1,818
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (d)	760	802
5.25% 8/1/21 (MBIA Insured)	5,000	5,246
5.375% 8/1/17	2,145	2,249
5.375% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	355	376
5.5% 6/1/12 (FGIC Insured)	1,850	2,060
Series E:
6% 8/1/11	140	146
6% 8/1/26	195	203
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	1,035	1,084
6.5% 2/15/06	315	321
Series F, 6% 8/1/16	355	370
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,780
Series H:
5.75% 3/15/11 (FGIC Insured)	3,000	3,341
5.75% 3/15/13 (FSA Insured)	1,805	2,025
6% 8/1/17	980	1,041
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	20	21
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series I, 6.125% 4/15/11	$ 2,620	$ 2,770
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,581
5.875% 2/15/19	40	41
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (d)	55	57
6.125% 8/1/12	340	362
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,875
5.5% 2/15/17 (FSA Insured)	3,000	3,309
5.5% 2/15/18 (FSA Insured)	2,500	2,757
5.5% 2/15/19 (FSA Insured)	1,250	1,380
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,191
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,420
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,210	2,327
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (c)	500	507
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,948
Series 2000, 5.5% 6/15/33	14,215	15,417
Series 2001 C, 5.125% 6/15/33	3,960	4,162
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,432
Series A:
5% 6/15/32	5,000	5,180
5.125% 6/15/34 (MBIA Insured)	4,200	4,437
5.25% 6/15/33 (FGIC Insured)	1,280	1,351
5.375% 6/15/15	4,000	4,416
5.375% 6/15/15 (FGIC Insured)	7,000	7,718
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	15,000	17,290
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	146
Series G:
5.125% 6/15/32	3,000	3,135
5.125% 6/15/32 (FGIC Insured)	4,750	4,974
5.5% 6/15/33 (MBIA Insured)	2,075	2,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	$ 3,200	$ 3,376
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,295
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,968
Series A, 5.25% 5/15/10	3,440	3,715
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	407
6% 7/1/10 (AMBAC Insured)	250	280
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,873
Series A, 5.75% 7/1/13	6,000	6,680
Series C, 7.5% 7/1/10	6,030	6,700
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,269
6% 7/1/21 (MBIA Insured)	2,500	3,078
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,104
5.25% 7/1/15	2,000	2,207
Series B, 5.375% 7/1/18	1,000	1,110
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,320
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,110
5.25% 7/1/11 (MBIA Insured)	3,000	3,203
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,826
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,677
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	951
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 3,000	$ 3,294
5.85% 8/1/40	9,500	10,439
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	705	714
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	3,660	3,781
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	828
5.5% 7/1/19 (AMBAC Insured)	1,705	1,867
5.5% 7/1/20 (AMBAC Insured)	860	941
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,674
5.75% 7/1/27 (MBIA Insured)	11,000	13,406
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,715
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,353
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,836
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,669
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,908
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	572
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,569
Series B, 7.5% 5/15/11	1,915	2,164
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,820
5.2% 2/15/13 (MBIA Insured)	6,585	6,981
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	5,000	5,875
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,212
6% 7/1/15	1,160	1,280
6% 7/1/16	1,230	1,353
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,088
5.375% 7/1/13 (AMBAC Insured)	800	874
5.375% 7/1/14 (AMBAC Insured)	1,130	1,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	$ 670	$ 731
5.375% 7/1/17 (AMBAC Insured)	370	403
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,321
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,190
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,169
6% 10/1/29 (MBIA Insured)	5,600	6,388
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to 3/15/13 @ 100) (d)	2,000	2,246
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	15,144
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,287
6%, tender 5/15/12 (b)	11,000	12,392
5.5% 5/15/09	2,500	2,667
5.5% 7/1/16 (AMBAC Insured)	725	756
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	548
Series C:
5.25% 7/15/16	2,340	2,577
5.25% 7/15/17	2,410	2,656
Series D:
5% 6/15/20	20,150	21,586
5.125% 6/15/31	6,900	7,298
5.375% 6/15/19	5,250	5,772
Series G, 5.25% 10/15/20	1,255	1,349
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,864
5.25% 11/15/16	3,770	4,153
Series I:
5.25% 9/15/15	2,085	2,296
5.25% 9/15/17	2,395	2,616
Series 2004 D, 5% 2/15/34	12,150	12,790
Series B:
5.5% 10/15/20	3,805	4,469
5.5% 10/15/21	3,985	4,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5% 6/15/19	$ 815	$ 856
5.25% 6/15/16	3,500	3,793
Series F:
4.875% 6/15/18	1,735	1,803
4.875% 6/15/20	2,175	2,253
5% 6/15/15	1,295	1,363
5.25% 6/15/13	1,575	1,674
Series I, 5% 6/15/24	2,000	2,124
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,178
5.375% 1/1/16 (FGIC Insured)	2,170	2,404
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,920
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/12 (MBIA Insured)	7,750	8,903
Series 2002, 5.75% 6/15/11	455	513
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,247
Series 2002 D, 6.3% 11/15/05	105	106
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,212
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,862
5.25% 9/15/16 (MBIA Insured)	1,780	1,958
5.25% 3/15/17 (MBIA Insured)	2,240	2,444
5.25% 3/15/18	2,290	2,481
5.25% 3/15/19	2,480	2,687
5.25% 9/15/20	2,685	2,900
5.25% 3/15/21	2,230	2,408
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.) Series 53, 5.9% 10/1/17	1,325	1,359
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,359
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	260
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Gen. Rev. Series E:
5.25% 1/1/12	$ 4,695	$ 4,970
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (d)	715	761
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,357
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,446
5.375% 4/1/17 (AMBAC Insured)	5,000	5,456
5.375% 4/1/18 (AMBAC Insured)	5,310	5,811
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,331
5.75% 4/1/15 (FGIC Insured)	4,000	4,438
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18 (Pre-Refunded to 3/15/12 @ 100) (d)	5,000	5,608
5.5% 3/15/19 (Pre-Refunded to 3/15/12 @ 100) (d)	5,460	6,124
5.5% 3/15/20 (Pre-Refunded to 3/15/12 @ 100) (d)	3,500	3,925
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,918
5.5% 4/1/15	6,200	6,834
5.5% 4/1/16	3,665	4,035
6% 4/1/11	1,605	1,712
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,180
New York State Urban Dev. Corp. Rev.:
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	15
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32 (Pre-Refunded to 3/15/12 @ 100) (d)	2,500	2,804
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	2,500	2,888
5.5% 3/15/22 (MBIA Insured)	15,000	17,492
5.5% 3/15/23 (MBIA Insured)	3,000	3,531
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,773
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,987
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13 @ 100) (d)	3,000	3,404
5% 1/1/14 (FSA Insured)	5,000	5,481
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5.25% 4/1/22 (MBIA Insured)	3,000	3,249
5.25% 4/1/23 (MBIA Insured)	3,050	3,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev.:
Series 2000 C:
5.5% 11/1/20	$ 300	$ 327
5.5% 11/1/24	770	838
5.5% 11/1/24 (Pre-Refunded to 5/1/10 @ 101) (d)	230	255
Series 2003 D:
5% 2/1/31	20,025	20,928
5.25% 2/1/17 (MBIA Insured)	9,385	10,259
5.25% 2/1/19 (MBIA Insured)	8,075	8,772
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,960
5.25% 2/1/17 (FGIC Insured)	5,975	6,531
Series 2004 C:
5.25% 2/1/14	6,000	6,663
5.5% 2/1/08 (Escrowed to Maturity) (d)	310	329
Series 2005 A:
5.125% 8/15/21	4,270	4,474
5.125% 8/15/21 (Pre-Refunded to 8/15/07 @ 101) (d)	1,075	1,134
Series A:
5.375% 11/15/21	2,900	3,196
5.5% 11/15/17 (FGIC Insured)	6,725	7,532
5.5% 11/15/20 (FGIC Insured)	9,000	10,025
5.75% 2/15/16	3,000	3,313
Series B:
5.125% 11/1/14	360	385
5.25% 8/1/19	3,000	3,282
5.375% 2/1/15	3,000	3,317
Series C, 5.375% 2/1/17	1,000	1,095
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,432
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,101
7.5% 3/1/10 (MBIA Insured)	1,155	1,353
7.5% 3/1/11 (MBIA Insured)	1,245	1,495
7.5% 3/1/16 (MBIA Insured)	1,060	1,402
7.5% 3/1/17 (MBIA Insured)	1,200	1,617
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,000	4,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	$ 1,095	$ 1,153
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,218
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,580
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,213
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,515
5.25% 6/1/22 (AMBAC Insured)	5,300	5,715
5.5% 6/1/16	14,500	15,697
Series B1:
5% 6/1/10	1,685	1,799
5% 6/1/11	1,375	1,475
Series C1:
5% 6/1/11	3,280	3,336
5.5% 6/1/20	3,000	3,317
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,525
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	7,505	8,188
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,189
Series 2005 A, 5.125% 1/1/22	5,290	5,633
Series A:
5% 1/1/32	5,055	5,251
5% 1/1/32 (MBIA Insured)	9,525	9,927
6% 1/1/11 (Escrowed to Maturity) (d)	500	567
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,287
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,287
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,832
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,071
Series Y, 6% 1/1/12 (Escrowed to Maturity) (d)	20,000	22,405
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	$ 1,415	$ 1,528
5% 12/15/12 (AMBAC Insured)	1,245	1,344
		1,361,385
New York & New Jersey - 4.8%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	15,919
5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,482
124th Series:
5% 8/1/08 (c)	4,875	5,091
5% 8/1/13 (FGIC Insured) (c)	3,000	3,129
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,338
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,764
134th Series, 5% 1/15/39	10,000	10,547
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,743
		71,013
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,379
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,175	2,398
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,676
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,150
		8,603
TOTAL MUNICIPAL BONDS (Cost $1,391,124)		1,441,001
Municipal Notes - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 0.2%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06 (Cost $2,200)	2,200	$ 2,201
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $1,393,324)		1,443,202
NET OTHER ASSETS - 2.6%		39,098
NET ASSETS - 100%		$ 1,482,300
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.9%
Special Tax	13.9%
Transportation	14.0%
Water & Sewer	12.4%
Escrowed/Pre-Refunded	7.4%
Education	6.0%
Health Care	5.0%
Others* (individually less than 5%)	8.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,393,324) - See accompanying schedule		$ 1,443,202
Cash		25,477
Receivable for investments sold		11,051
Receivable for fund shares sold		1,880
Interest receivable		18,196
Prepaid expenses		2
Other receivables		67
Total assets		1,499,875

Liabilities
Payable for investments purchased Regular delivery	$ 9,959
Delayed delivery	5,379
Payable for fund shares redeemed	393
Distributions payable	1,216
Accrued management fee	461
Distribution fees payable	24
Other affiliated payables	119
Other payables and accrued expenses	24
Total liabilities		17,575

Net Assets		$ 1,482,300
Net Assets consist of:
Paid in capital		$ 1,423,223
Distributions in excess of net investment income		(38)
Accumulated undistributed net realized gain (loss) on investments		9,237
Net unrealized appreciation (depreciation) on investments		49,878
Net Assets		$ 1,482,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,449 ÷ 495.88 shares)	$ 13.01

Maximum offering price per share (100/95.25 of $13.01)	$ 13.66
Class T: Net Asset Value and redemption price per share ($2,231 ÷ 171.43 shares)	$ 13.01

Maximum offering price per share (100/96.50 of $13.01)	$ 13.48
Class B: Net Asset Value and offering price per share ($9,793 ÷ 753.04 shares)A	$ 13.00

Class C: Net Asset Value and offering price per share ($18,892 ÷ 1,452 shares)A	$ 13.01

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,444,123 ÷ 110,997 shares)	$ 13.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($811.8 ÷ 62.429 shares)	$ 13.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2005 (Unaudited)

Investment Income
Interest		$ 31,819

Expenses
Management fee	$ 2,725
Transfer agent fees	528
Distribution fees	137
Accounting fees and expenses	148
Independent trustees' compensation	3
Custodian fees and expenses	11
Registration fees	68
Audit	28
Legal	2
Miscellaneous	8
Total expenses before reductions	3,658
Expense reductions	(196)	3,462
Net investment income		28,357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,520
Futures contracts	27
Swap agreements	(39)
Total net realized gain (loss)		9,508
Change in net unrealized appreciation (depreciation) on investment securities		(22,448)
Net gain (loss)		(12,940)
Net increase (decrease) in net assets resulting from operations		$ 15,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 28,357	$ 56,646
Net realized gain (loss)	9,508	21,457
Change in net unrealized appreciation (depreciation)	(22,448)	(14,357)
Net increase (decrease) in net assets resulting from operations	15,417	63,746
Distributions to shareholders from net investment income	(28,300)	(56,899)
Distributions to shareholders from net realized gain	(3,873)	(19,161)
Total distributions	(32,173)	(76,060)
Share transactions - net increase (decrease)	59,883	(7,102)
Redemption fees	6	20
Total increase (decrease) in net assets	43,133	(19,396)

Net Assets
Beginning of period	1,439,167	1,458,563
End of period (including distributions in excess of net investment income of $38 and undistributed net investment income of $33, respectively)	$ 1,482,300	$ 1,439,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.243	.504	.524	.277
Net realized and unrealized gain (loss)	(.116)	.101	.285	.194
Total from investment operations	.127	.605	.809	.471
Distributions from net investment income	(.242)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.277)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.98%	4.72%	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.68% A	.68%	.67%	.66% A
Expenses net of voluntary waivers, if any	.68% A	.68%	.67%	.66% A
Expenses net of all reductions	.65% A	.67%	.66%	.66% A
Net investment income	3.75% A	3.85%	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.237	.494	.509	.266
Net realized and unrealized gain (loss)	(.115)	.090	.296	.197
Total from investment operations	.122	.584	.805	.463
Distributions from net investment income	(.237)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.272)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	.94%	4.55%	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.76% A	.76%	.78%	.79% A
Expenses net of voluntary waivers, if any	.76% A	.76%	.78%	.79% A
Expenses net of all reductions	.73% A	.75%	.77%	.79% A
Net investment income	3.67% A	3.77%	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 2	$ 1
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.193	.405	.423	.226
Net realized and unrealized gain (loss)	(.125)	.100	.286	.193
Total from investment operations	.068	.505	.709	.419
Distributions from net investment income	(.193)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.228)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.00	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.52%	3.93%	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.45% A	1.44%	1.42%	1.41% A
Expenses net of voluntary waivers, if any	1.45% A	1.44%	1.42%	1.41% A
Expenses net of all reductions	1.42% A	1.43%	1.41%	1.40% A
Net investment income	2.98% A	3.09%	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.187	.394	.410	.219
Net realized and unrealized gain (loss)	(.115)	.100	.286	.191
Total from investment operations	.072	.494	.696	.410
Distributions from net investment income	(.187)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.222)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.55%	3.84%	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A	1.52%	1.51%	1.51% A
Expenses net of voluntary waivers, if any	1.53% A	1.52%	1.51%	1.51% A
Expenses net of all reductions	1.51% A	1.51%	1.51%	1.51% A
Net investment income	2.90% A	3.01%	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 16	$ 13	$ 6
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74
Income from Investment Operations
Net investment income D	.255	.530	.549	.574	.584 F	.614
Net realized and unrealized gain (loss)	(.115)	.091	.295	.506	.117 F	1.030
Total from investment operations	.140	.621	.844	1.080	.701	1.644
Distributions from net investment income	(.255)	(.533)	(.548)	(.570)	(.581)	(.604)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)	-	-
Total distributions	(.290)	(.711)	(.834)	(.740)	(.581)	(.604)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.25	$ 13.24	$ 12.90	$ 12.78
Total Return B, C	1.08%	4.84%	6.52%	8.55%	5.60%	14.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.48%	.49%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.49% A	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.46% A	.47%	.48%	.47%	.44%	.42%
Net investment income	3.94% A	4.05%	4.11%	4.36%	4.54% F	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 1,444	$ 1,406	$ 1,428	$ 1,483	$ 1,332	$ 1,198
Portfolio turnover rate	28% A	22%	24%	22%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income D	.253	.523	.550	.286
Net realized and unrealized gain (loss)	(.124)	.092	.296	.195
Total from investment operations	.129	.615	.846	.481
Distributions from net investment income	(.254)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.289)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-	-	-
Net asset value, end of period	$ 13.00	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	.99%	4.80%	6.53%	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.50% A	.53%	.47%	.53% A
Expenses net of voluntary waivers, if any	.50% A	.53%	.47%	.53% A
Expenses net of all reductions	.48% A	.52%	.47%	.53% A
Net investment income	3.93% A	4.00%	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 812	$ 284	$ 161	$ 104
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan New York Municipal Income Fund to Fidelity New York Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,943
Unrealized depreciation	(1,848)
Net unrealized appreciation (depreciation)	$ 50,095
Cost for federal income tax purposes	$ 1,393,107

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $238,850 and $196,674, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5	$ -
Class T	0%	.25%	3	-
Class B	.65%	.25%	44	32
Class C	.75%	.25%	85	29
			$ 137	$ 61

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4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	14
Class C*	-
$ 19

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 3	.11*
Class T	1	.09*
Class B	6	.13*
Class C	9	.11*
New York Municipal Income	508	.07*
Institutional Class	1	.09*
	$ 528

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $11 and $122, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	1
New York Municipal Income	62
$ 63

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7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2005	Year ended January 31, 2005
From net investment income
Class A	$ 115	$ 216
Class T	38	63
Class B	145	306
Class C	244	433
New York Municipal Income	27,749	55,872
Institutional Class	9	9
Total	$ 28,300	$ 56,899
From net realized gain
Class A	$ 16	$ 80
Class T	5	24
Class B	27	133
Class C	43	199
New York Municipal Income	3,781	18,722
Institutional Class	1	3
Total	$ 3,873	$ 19,161

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2005	Year ended January 31, 2005	Six months ended July 31, 2005	Year ended January 31, 2005
Class A
Shares sold	75	161	$ 980	$ 2,105
Reinvestment of distributions	8	18	105	233
Shares redeemed	(48)	(119)	(627)	(1,551)
Net increase (decrease)	35	60	$ 458	$ 787
Class T
Shares sold	43	50	$ 567	$ 655
Reinvestment of distributions	3	5	33	69
Shares redeemed	(17)	(38)	(223)	(497)
Net increase (decrease)	29	17	$ 377	$ 227
Class B
Shares sold	46	98	$ 608	$ 1,286
Reinvestment of distributions	10	25	125	327
Shares redeemed	(53)	(144)	(691)	(1,875)
Net increase (decrease)	3	(21)	$ 42	$ (262)
Class C
Shares sold	346	377	$ 4,516	$ 4,941
Reinvestment of distributions	15	36	199	475
Shares redeemed	(89)	(210)	(1,164)	(2,742)
Net increase (decrease)	272	203	$ 3,551	$ 2,674
New York Municipal Income
Shares sold	10,296	14,900	$ 134,390	$ 195,817
Reinvestment of distributions	1,827	4,350	23,813	56,974
Shares redeemed	(7,924)	(20,265)	(103,283)	(263,442)
Net increase (decrease)	4,199	(1,015)	$ 54,920	$ (10,651)
Institutional Class
Shares sold	40	13	$ 546	$ 176
Reinvestment of distributions	1	1	7	7
Shares redeemed	(1)	(4)	(18)	(60)
Net increase (decrease)	40	10	$ 535	$ 123

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the retail class of the fund has compared favorably to its benchmark over time, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each class's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each class's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

ASNM-USAN-0905
1.789728.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Institutional Class

Semiannual Report

July 31, 2005

Institutional Class is a class of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Class A
Actual	$ 1,000.00	$ 1,009.80	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Class T
Actual	$ 1,000.00	$ 1,009.40	$ 3.79
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Class B
Actual	$ 1,000.00	$ 1,005.20	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Class C
Actual	$ 1,000.00	$ 1,005.50	$ 7.61
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
New York Municipal Income
Actual	$ 1,000.00	$ 1,010.80	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class
Actual	$ 1,000.00	$ 1,009.90	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.68%
Class T	.76%
Class B	1.45%
Class C	1.53%
New York Municipal Income	.49%
Institutional Class	.50%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.9	30.5
Special Tax	13.9	14.2
Transportation	14.0	15.2
Water & Sewer	12.4	11.1
Escrowed/Pre-Refunded	7.4	6.9
Average Years to Maturity as of July 31, 2005
		6 months ago
Years	14.7	15.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2005
6 months ago
Years	6.7	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2005	As of January 31, 2005
AAA 60.4%	AAA 62.3%
AA,A 34.8%	AA,A 35.0%
BBB 0.9%	BBB 1.0%
BB and Below 0.5%	BB and Below 0.0%
Not Rated 0.6%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 91.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	$ 600	$ 647
5% 7/1/11 (AMBAC Insured)	500	543
5.5% 7/1/21 (AMBAC Insured)	2,300	2,524
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,211
5.25% 11/1/17	1,400	1,541
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (d)	435	572
7.8% 5/1/15 (Escrowed to Maturity) (d)	435	581
7.8% 5/1/16 (Escrowed to Maturity) (d)	435	592
7.8% 5/1/17 (MBIA Insured)	435	599
7.8% 5/1/18 (Escrowed to Maturity) (d)	434	606
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,534
5.75% 8/1/30	9,445	10,260
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,508
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,836
5% 9/1/16 (FGIC Insured)	1,680	1,807
5% 9/1/17 (FGIC Insured)	1,000	1,076
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	10,070
5.75% 5/1/17 (FSA Insured)	5,950	6,849
5.75% 5/1/19 (FSA Insured)	1,500	1,684
5.75% 5/1/20 (FSA Insured)	1,400	1,569
5.75% 5/1/21 (FSA Insured)	1,755	1,965
5.75% 5/1/22 (FSA Insured)	4,900	5,479
5.75% 5/1/23 (FSA Insured)	1,000	1,118
5.75% 5/1/23 (FSA Insured)	6,620	7,557
5.75% 5/1/26 (FSA Insured)	5,500	6,247
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,812
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,084
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,237
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	27,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	$ 1,100	$ 1,206
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	13,575	15,003
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	54,015	56,487
5.5% 11/15/15 (AMBAC Insured)	1,340	1,500
5.5% 11/15/16 (AMBAC Insured)	1,000	1,117
5.5% 11/15/17 (AMBAC Insured)	1,000	1,120
5.5% 11/15/18 (AMBAC Insured)	1,700	1,899
5.75% 11/15/32	10,000	11,250
Series A:
5.125% 11/15/31	12,150	12,801
5.5% 11/15/18 (AMBAC Insured)	2,000	2,316
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,391
5.25% 11/15/32	5,000	5,357
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,448
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,233
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,005	1,081
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,386
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	3,500	2,949
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,009
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,897
5.5% 7/1/20 (MBIA Insured)	3,000	3,336
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,336
5.5% 7/1/23 (MBIA Insured)	5,000	5,538
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,346
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,270	1,370
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (d)	765	841
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,820
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	$ 1,000	$ 1,070
Monroe County Gen. Oblig.:
6.5% 6/1/06	120	123
6.5% 6/1/07 (AMBAC Insured)	50	53
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,593
5% 8/1/13	1,650	1,742
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,080
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,259
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,216
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	165	180
Series 2001 B, 5.875% 11/1/11	1,140	1,241
Series 2001 C, 5.625% 11/1/10	725	776
Series 2001 D, 5.625% 11/1/10	1,225	1,311
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,023
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,548
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,000	3,348
Series 1996 F:
5.75% 2/1/15 (Pre-Refunded to 2/1/06 @ 101.5) (d)	495	510
6% 8/1/16 (Pre-Refunded to 8/1/06 @ 101.5) (d)	1,445	1,512
Series 1997 H, 6% 8/1/12 (FGIC Insured)	5,000	5,733
Series 1997 L, 5.75% 8/1/12	1,910	2,021
Series 1998 H, 5.5% 8/1/12	8,230	8,783
Series 2000 A, 6.5% 5/15/11	2,540	2,891
Series 2002 A, 5.75% 8/1/14	5,000	5,584
Series 2002 B, 5.75% 8/1/15	3,500	3,902
Series 2002 C, 5.5% 8/1/13	4,000	4,426
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	7,000	7,809
Series 2003 C, 5.25% 8/1/10	5,000	5,403
Series 2003 E:
5.25% 8/1/10	2,000	2,161
5.25% 8/1/11	6,245	6,786
5.25% 8/1/14	3,390	3,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 F, 5.5% 12/15/10	$ 1,000	$ 1,093
Series 2003 I, 5.75% 3/1/16	3,000	3,355
Series 2004 B, 5.25% 8/1/15	7,200	7,869
Series 2005 C, 5% 8/1/11 (a)	5,000	5,366
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	3,000	3,365
Series 2005 J:
5% 3/1/11	5,825	6,225
5% 3/1/13	2,500	2,687
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,483
6.25% 8/1/08	1,000	1,046
Series B:
5.75% 8/1/14	3,000	3,350
5.875% 8/15/13	1,970	2,055
6.2% 8/15/06	1,740	1,764
6.2% 8/15/06 (Pre-Refunded to 8/15/05 @ 101) (d)	115	116
6.5% 8/15/11	1,000	1,151
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	2,620	2,928
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (d)	910	1,037
Series D:
5.25% 8/1/13	1,740	1,818
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (d)	760	802
5.25% 8/1/21 (MBIA Insured)	5,000	5,246
5.375% 8/1/17	2,145	2,249
5.375% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	355	376
5.5% 6/1/12 (FGIC Insured)	1,850	2,060
Series E:
6% 8/1/11	140	146
6% 8/1/26	195	203
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	1,035	1,084
6.5% 2/15/06	315	321
Series F, 6% 8/1/16	355	370
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,780
Series H:
5.75% 3/15/11 (FGIC Insured)	3,000	3,341
5.75% 3/15/13 (FSA Insured)	1,805	2,025
6% 8/1/17	980	1,041
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	20	21
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series I, 6.125% 4/15/11	$ 2,620	$ 2,770
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,581
5.875% 2/15/19	40	41
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (d)	55	57
6.125% 8/1/12	340	362
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,875
5.5% 2/15/17 (FSA Insured)	3,000	3,309
5.5% 2/15/18 (FSA Insured)	2,500	2,757
5.5% 2/15/19 (FSA Insured)	1,250	1,380
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,191
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,420
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,210	2,327
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (c)	500	507
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,948
Series 2000, 5.5% 6/15/33	14,215	15,417
Series 2001 C, 5.125% 6/15/33	3,960	4,162
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,432
Series A:
5% 6/15/32	5,000	5,180
5.125% 6/15/34 (MBIA Insured)	4,200	4,437
5.25% 6/15/33 (FGIC Insured)	1,280	1,351
5.375% 6/15/15	4,000	4,416
5.375% 6/15/15 (FGIC Insured)	7,000	7,718
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	15,000	17,290
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	146
Series G:
5.125% 6/15/32	3,000	3,135
5.125% 6/15/32 (FGIC Insured)	4,750	4,974
5.5% 6/15/33 (MBIA Insured)	2,075	2,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	$ 3,200	$ 3,376
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,295
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,968
Series A, 5.25% 5/15/10	3,440	3,715
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	407
6% 7/1/10 (AMBAC Insured)	250	280
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,873
Series A, 5.75% 7/1/13	6,000	6,680
Series C, 7.5% 7/1/10	6,030	6,700
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,269
6% 7/1/21 (MBIA Insured)	2,500	3,078
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,104
5.25% 7/1/15	2,000	2,207
Series B, 5.375% 7/1/18	1,000	1,110
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,320
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,110
5.25% 7/1/11 (MBIA Insured)	3,000	3,203
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,826
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,677
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	951
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 3,000	$ 3,294
5.85% 8/1/40	9,500	10,439
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	705	714
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	3,660	3,781
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	828
5.5% 7/1/19 (AMBAC Insured)	1,705	1,867
5.5% 7/1/20 (AMBAC Insured)	860	941
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,674
5.75% 7/1/27 (MBIA Insured)	11,000	13,406
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,715
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,353
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,836
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,669
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,908
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	572
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,569
Series B, 7.5% 5/15/11	1,915	2,164
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,820
5.2% 2/15/13 (MBIA Insured)	6,585	6,981
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	5,000	5,875
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,212
6% 7/1/15	1,160	1,280
6% 7/1/16	1,230	1,353
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,088
5.375% 7/1/13 (AMBAC Insured)	800	874
5.375% 7/1/14 (AMBAC Insured)	1,130	1,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	$ 670	$ 731
5.375% 7/1/17 (AMBAC Insured)	370	403
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,321
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,190
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,169
6% 10/1/29 (MBIA Insured)	5,600	6,388
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to 3/15/13 @ 100) (d)	2,000	2,246
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	15,144
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,287
6%, tender 5/15/12 (b)	11,000	12,392
5.5% 5/15/09	2,500	2,667
5.5% 7/1/16 (AMBAC Insured)	725	756
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	548
Series C:
5.25% 7/15/16	2,340	2,577
5.25% 7/15/17	2,410	2,656
Series D:
5% 6/15/20	20,150	21,586
5.125% 6/15/31	6,900	7,298
5.375% 6/15/19	5,250	5,772
Series G, 5.25% 10/15/20	1,255	1,349
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,864
5.25% 11/15/16	3,770	4,153
Series I:
5.25% 9/15/15	2,085	2,296
5.25% 9/15/17	2,395	2,616
Series 2004 D, 5% 2/15/34	12,150	12,790
Series B:
5.5% 10/15/20	3,805	4,469
5.5% 10/15/21	3,985	4,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5% 6/15/19	$ 815	$ 856
5.25% 6/15/16	3,500	3,793
Series F:
4.875% 6/15/18	1,735	1,803
4.875% 6/15/20	2,175	2,253
5% 6/15/15	1,295	1,363
5.25% 6/15/13	1,575	1,674
Series I, 5% 6/15/24	2,000	2,124
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,178
5.375% 1/1/16 (FGIC Insured)	2,170	2,404
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,920
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/12 (MBIA Insured)	7,750	8,903
Series 2002, 5.75% 6/15/11	455	513
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,247
Series 2002 D, 6.3% 11/15/05	105	106
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,212
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,862
5.25% 9/15/16 (MBIA Insured)	1,780	1,958
5.25% 3/15/17 (MBIA Insured)	2,240	2,444
5.25% 3/15/18	2,290	2,481
5.25% 3/15/19	2,480	2,687
5.25% 9/15/20	2,685	2,900
5.25% 3/15/21	2,230	2,408
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.) Series 53, 5.9% 10/1/17	1,325	1,359
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,359
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	260
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Gen. Rev. Series E:
5.25% 1/1/12	$ 4,695	$ 4,970
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (d)	715	761
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,357
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,446
5.375% 4/1/17 (AMBAC Insured)	5,000	5,456
5.375% 4/1/18 (AMBAC Insured)	5,310	5,811
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,331
5.75% 4/1/15 (FGIC Insured)	4,000	4,438
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18 (Pre-Refunded to 3/15/12 @ 100) (d)	5,000	5,608
5.5% 3/15/19 (Pre-Refunded to 3/15/12 @ 100) (d)	5,460	6,124
5.5% 3/15/20 (Pre-Refunded to 3/15/12 @ 100) (d)	3,500	3,925
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,918
5.5% 4/1/15	6,200	6,834
5.5% 4/1/16	3,665	4,035
6% 4/1/11	1,605	1,712
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,180
New York State Urban Dev. Corp. Rev.:
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	15
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32 (Pre-Refunded to 3/15/12 @ 100) (d)	2,500	2,804
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	2,500	2,888
5.5% 3/15/22 (MBIA Insured)	15,000	17,492
5.5% 3/15/23 (MBIA Insured)	3,000	3,531
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,773
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,987
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13 @ 100) (d)	3,000	3,404
5% 1/1/14 (FSA Insured)	5,000	5,481
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5.25% 4/1/22 (MBIA Insured)	3,000	3,249
5.25% 4/1/23 (MBIA Insured)	3,050	3,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev.:
Series 2000 C:
5.5% 11/1/20	$ 300	$ 327
5.5% 11/1/24	770	838
5.5% 11/1/24 (Pre-Refunded to 5/1/10 @ 101) (d)	230	255
Series 2003 D:
5% 2/1/31	20,025	20,928
5.25% 2/1/17 (MBIA Insured)	9,385	10,259
5.25% 2/1/19 (MBIA Insured)	8,075	8,772
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,960
5.25% 2/1/17 (FGIC Insured)	5,975	6,531
Series 2004 C:
5.25% 2/1/14	6,000	6,663
5.5% 2/1/08 (Escrowed to Maturity) (d)	310	329
Series 2005 A:
5.125% 8/15/21	4,270	4,474
5.125% 8/15/21 (Pre-Refunded to 8/15/07 @ 101) (d)	1,075	1,134
Series A:
5.375% 11/15/21	2,900	3,196
5.5% 11/15/17 (FGIC Insured)	6,725	7,532
5.5% 11/15/20 (FGIC Insured)	9,000	10,025
5.75% 2/15/16	3,000	3,313
Series B:
5.125% 11/1/14	360	385
5.25% 8/1/19	3,000	3,282
5.375% 2/1/15	3,000	3,317
Series C, 5.375% 2/1/17	1,000	1,095
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,432
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,101
7.5% 3/1/10 (MBIA Insured)	1,155	1,353
7.5% 3/1/11 (MBIA Insured)	1,245	1,495
7.5% 3/1/16 (MBIA Insured)	1,060	1,402
7.5% 3/1/17 (MBIA Insured)	1,200	1,617
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,000	4,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	$ 1,095	$ 1,153
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,218
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,580
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,213
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,515
5.25% 6/1/22 (AMBAC Insured)	5,300	5,715
5.5% 6/1/16	14,500	15,697
Series B1:
5% 6/1/10	1,685	1,799
5% 6/1/11	1,375	1,475
Series C1:
5% 6/1/11	3,280	3,336
5.5% 6/1/20	3,000	3,317
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,525
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	7,505	8,188
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,189
Series 2005 A, 5.125% 1/1/22	5,290	5,633
Series A:
5% 1/1/32	5,055	5,251
5% 1/1/32 (MBIA Insured)	9,525	9,927
6% 1/1/11 (Escrowed to Maturity) (d)	500	567
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,287
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,287
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,832
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,071
Series Y, 6% 1/1/12 (Escrowed to Maturity) (d)	20,000	22,405
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	$ 1,415	$ 1,528
5% 12/15/12 (AMBAC Insured)	1,245	1,344
		1,361,385
New York & New Jersey - 4.8%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	15,919
5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,482
124th Series:
5% 8/1/08 (c)	4,875	5,091
5% 8/1/13 (FGIC Insured) (c)	3,000	3,129
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,338
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,764
134th Series, 5% 1/15/39	10,000	10,547
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,743
		71,013
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,379
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,175	2,398
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,676
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,150
		8,603
TOTAL MUNICIPAL BONDS (Cost $1,391,124)		1,441,001
Municipal Notes - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 0.2%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06 (Cost $2,200)	2,200	$ 2,201
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $1,393,324)		1,443,202
NET OTHER ASSETS - 2.6%		39,098
NET ASSETS - 100%		$ 1,482,300
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.9%
Special Tax	13.9%
Transportation	14.0%
Water & Sewer	12.4%
Escrowed/Pre-Refunded	7.4%
Education	6.0%
Health Care	5.0%
Others* (individually less than 5%)	8.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,393,324) - See accompanying schedule		$ 1,443,202
Cash		25,477
Receivable for investments sold		11,051
Receivable for fund shares sold		1,880
Interest receivable		18,196
Prepaid expenses		2
Other receivables		67
Total assets		1,499,875

Liabilities
Payable for investments purchased Regular delivery	$ 9,959
Delayed delivery	5,379
Payable for fund shares redeemed	393
Distributions payable	1,216
Accrued management fee	461
Distribution fees payable	24
Other affiliated payables	119
Other payables and accrued expenses	24
Total liabilities		17,575

Net Assets		$ 1,482,300
Net Assets consist of:
Paid in capital		$ 1,423,223
Distributions in excess of net investment income		(38)
Accumulated undistributed net realized gain (loss) on investments		9,237
Net unrealized appreciation (depreciation) on investments		49,878
Net Assets		$ 1,482,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,449 ÷ 495.88 shares)	$ 13.01

Maximum offering price per share (100/95.25 of $13.01)	$ 13.66
Class T: Net Asset Value and redemption price per share ($2,231 ÷ 171.43 shares)	$ 13.01

Maximum offering price per share (100/96.50 of $13.01)	$ 13.48
Class B: Net Asset Value and offering price per share ($9,793 ÷ 753.04 shares)A	$ 13.00

Class C: Net Asset Value and offering price per share ($18,892 ÷ 1,452 shares)A	$ 13.01

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,444,123 ÷ 110,997 shares)	$ 13.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($811.8 ÷ 62.429 shares)	$ 13.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2005 (Unaudited)

Investment Income
Interest		$ 31,819

Expenses
Management fee	$ 2,725
Transfer agent fees	528
Distribution fees	137
Accounting fees and expenses	148
Independent trustees' compensation	3
Custodian fees and expenses	11
Registration fees	68
Audit	28
Legal	2
Miscellaneous	8
Total expenses before reductions	3,658
Expense reductions	(196)	3,462
Net investment income		28,357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,520
Futures contracts	27
Swap agreements	(39)
Total net realized gain (loss)		9,508
Change in net unrealized appreciation (depreciation) on investment securities		(22,448)
Net gain (loss)		(12,940)
Net increase (decrease) in net assets resulting from operations		$ 15,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 28,357	$ 56,646
Net realized gain (loss)	9,508	21,457
Change in net unrealized appreciation (depreciation)	(22,448)	(14,357)
Net increase (decrease) in net assets resulting from operations	15,417	63,746
Distributions to shareholders from net investment income	(28,300)	(56,899)
Distributions to shareholders from net realized gain	(3,873)	(19,161)
Total distributions	(32,173)	(76,060)
Share transactions - net increase (decrease)	59,883	(7,102)
Redemption fees	6	20
Total increase (decrease) in net assets	43,133	(19,396)

Net Assets
Beginning of period	1,439,167	1,458,563
End of period (including distributions in excess of net investment income of $38 and undistributed net investment income of $33, respectively)	$ 1,482,300	$ 1,439,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.243	.504	.524	.277
Net realized and unrealized gain (loss)	(.116)	.101	.285	.194
Total from investment operations	.127	.605	.809	.471
Distributions from net investment income	(.242)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.277)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.98%	4.72%	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.68% A	.68%	.67%	.66% A
Expenses net of voluntary waivers, if any	.68% A	.68%	.67%	.66% A
Expenses net of all reductions	.65% A	.67%	.66%	.66% A
Net investment income	3.75% A	3.85%	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.237	.494	.509	.266
Net realized and unrealized gain (loss)	(.115)	.090	.296	.197
Total from investment operations	.122	.584	.805	.463
Distributions from net investment income	(.237)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.272)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	.94%	4.55%	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.76% A	.76%	.78%	.79% A
Expenses net of voluntary waivers, if any	.76% A	.76%	.78%	.79% A
Expenses net of all reductions	.73% A	.75%	.77%	.79% A
Net investment income	3.67% A	3.77%	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 2	$ 1
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.193	.405	.423	.226
Net realized and unrealized gain (loss)	(.125)	.100	.286	.193
Total from investment operations	.068	.505	.709	.419
Distributions from net investment income	(.193)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.228)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.00	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.52%	3.93%	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.45% A	1.44%	1.42%	1.41% A
Expenses net of voluntary waivers, if any	1.45% A	1.44%	1.42%	1.41% A
Expenses net of all reductions	1.42% A	1.43%	1.41%	1.40% A
Net investment income	2.98% A	3.09%	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.187	.394	.410	.219
Net realized and unrealized gain (loss)	(.115)	.100	.286	.191
Total from investment operations	.072	.494	.696	.410
Distributions from net investment income	(.187)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.222)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.55%	3.84%	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A	1.52%	1.51%	1.51% A
Expenses net of voluntary waivers, if any	1.53% A	1.52%	1.51%	1.51% A
Expenses net of all reductions	1.51% A	1.51%	1.51%	1.51% A
Net investment income	2.90% A	3.01%	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 16	$ 13	$ 6
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74
Income from Investment Operations
Net investment income D	.255	.530	.549	.574	.584 F	.614
Net realized and unrealized gain (loss)	(.115)	.091	.295	.506	.117 F	1.030
Total from investment operations	.140	.621	.844	1.080	.701	1.644
Distributions from net investment income	(.255)	(.533)	(.548)	(.570)	(.581)	(.604)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)	-	-
Total distributions	(.290)	(.711)	(.834)	(.740)	(.581)	(.604)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 13.01	$ 13.16	$ 13.25	$ 13.24	$ 12.90	$ 12.78
Total Return B, C	1.08%	4.84%	6.52%	8.55%	5.60%	14.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.48%	.49%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.49% A	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.46% A	.47%	.48%	.47%	.44%	.42%
Net investment income	3.94% A	4.05%	4.11%	4.36%	4.54% F	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 1,444	$ 1,406	$ 1,428	$ 1,483	$ 1,332	$ 1,198
Portfolio turnover rate	28% A	22%	24%	22%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income D	.253	.523	.550	.286
Net realized and unrealized gain (loss)	(.124)	.092	.296	.195
Total from investment operations	.129	.615	.846	.481
Distributions from net investment income	(.254)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.035)	(.178)	(.286)	(.170)
Total distributions	(.289)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-	-	-
Net asset value, end of period	$ 13.00	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	.99%	4.80%	6.53%	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.50% A	.53%	.47%	.53% A
Expenses net of voluntary waivers, if any	.50% A	.53%	.47%	.53% A
Expenses net of all reductions	.48% A	.52%	.47%	.53% A
Net investment income	3.93% A	4.00%	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 812	$ 284	$ 161	$ 104
Portfolio turnover rate	28% A	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan New York Municipal Income Fund to Fidelity New York Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,943
Unrealized depreciation	(1,848)
Net unrealized appreciation (depreciation)	$ 50,095
Cost for federal income tax purposes	$ 1,393,107

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $238,850 and $196,674, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5	$ -
Class T	0%	.25%	3	-
Class B	.65%	.25%	44	32
Class C	.75%	.25%	85	29
			$ 137	$ 61

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	14
Class C*	-
$ 19

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 3	.11*
Class T	1	.09*
Class B	6	.13*
Class C	9	.11*
New York Municipal Income	508	.07*
Institutional Class	1	.09*
	$ 528

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $11 and $122, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	1
New York Municipal Income	62
$ 63

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2005	Year ended January 31, 2005
From net investment income
Class A	$ 115	$ 216
Class T	38	63
Class B	145	306
Class C	244	433
New York Municipal Income	27,749	55,872
Institutional Class	9	9
Total	$ 28,300	$ 56,899
From net realized gain
Class A	$ 16	$ 80
Class T	5	24
Class B	27	133
Class C	43	199
New York Municipal Income	3,781	18,722
Institutional Class	1	3
Total	$ 3,873	$ 19,161

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2005	Year ended January 31, 2005	Six months ended July 31, 2005	Year ended January 31, 2005
Class A
Shares sold	75	161	$ 980	$ 2,105
Reinvestment of distributions	8	18	105	233
Shares redeemed	(48)	(119)	(627)	(1,551)
Net increase (decrease)	35	60	$ 458	$ 787
Class T
Shares sold	43	50	$ 567	$ 655
Reinvestment of distributions	3	5	33	69
Shares redeemed	(17)	(38)	(223)	(497)
Net increase (decrease)	29	17	$ 377	$ 227
Class B
Shares sold	46	98	$ 608	$ 1,286
Reinvestment of distributions	10	25	125	327
Shares redeemed	(53)	(144)	(691)	(1,875)
Net increase (decrease)	3	(21)	$ 42	$ (262)
Class C
Shares sold	346	377	$ 4,516	$ 4,941
Reinvestment of distributions	15	36	199	475
Shares redeemed	(89)	(210)	(1,164)	(2,742)
Net increase (decrease)	272	203	$ 3,551	$ 2,674
New York Municipal Income
Shares sold	10,296	14,900	$ 134,390	$ 195,817
Reinvestment of distributions	1,827	4,350	23,813	56,974
Shares redeemed	(7,924)	(20,265)	(103,283)	(263,442)
Net increase (decrease)	4,199	(1,015)	$ 54,920	$ (10,651)
Institutional Class
Shares sold	40	13	$ 546	$ 176
Reinvestment of distributions	1	1	7	7
Shares redeemed	(1)	(4)	(18)	(60)
Net increase (decrease)	40	10	$ 535	$ 123

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the retail class of the fund has compared favorably to its benchmark over time, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each class's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each class's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

ASNMI-USAN-0905
1.789729.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 12, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 12, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 12, 2005